Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco World Bond Fund

The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

Statutory Prospectus Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco World Bond Fund

The following information is added under the heading “Fund Summaries – Invesco World Bond Fund – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summaries – Invesco World Bond Fund – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

Class A, B, C and Y | INVESCO World Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco World Bond Fund

The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

Class R5 and R6 | INVESCO World Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco World Bond Fund

The following information is added under the heading “Fund Summaries – Invesco World Bond Fund – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summaries – Invesco World Bond Fund – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”